Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities [Line Items]
Cooperative advertising, customer rebates and allowances	$ 92.9	$ 87.4
Warranty and product liability reserves	108.3	97.3
Accrued environmental and other litigation	22.3	20.5
Other	197.5	228.3
Total other current liabilities	$ 421.0	$ 433.5